PIMCO RAFI Dynamic Multi-Factor International Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PIMCO RAFI Dynamic Multi-Factor International Equity ETF | PIMCO RAFI Dynamic Multi-Factor International Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	4.67%	17.14%	(10.38%)	10.97%	7.24%	19.68%	(13.56%)